Pledged Assets and Collateral	12 Months Ended
Dec. 31, 2024
Financial Instruments Pledged as Collateral [Abstract]
Pledged Assets and Collateral

Note 19: Pledged Assets and Collateral
Pledged Assets
We pledge financial assets that we own to counterparties for the collateralization of securities and other collateralized financing activities, to secure trust and public deposits, and to collateralize derivative contracts. See Note 18 (Securities Financing Activities) for additional information on securities financing activities. As part of our liquidity management strategy, we may also pledge assets to secure borrowings and letters of credit from Federal Home Loan Banks (FHLBs), to maintain potential borrowing capacity with FHLBs and at the discount window of the Board of Governors of the Federal Reserve System (FRB), and for other purposes as required or permitted by law or insurance statutory requirements. The collateral that we pledge may include our own collateral as well as collateral that we have received from third parties and have the right to repledge.
Table 19.1 provides the carrying values of assets recognized on our consolidated balance sheet that we have pledged to third parties. Assets pledged in transactions where our counterparty has the right to sell or repledge those assets are presented parenthetically on our consolidated balance sheet.

VIE RELATED. We also pledge assets in connection with various types of transactions entered into with VIEs, which are excluded from Table 19.1. These pledged assets can only be used to settle the liabilities of those entities. We also have loans recorded on our consolidated balance sheet which represent certain delinquent loans that are eligible for repurchase from GNMA loan securitizations. See Note 16 (Securitizations and Variable Interest Entities) for additional information on consolidated and unconsolidated VIE assets.
Table 19.1: Pledged Assets

(in millions)	Dec 31, 2024	Dec 31, 2023
Pledged to counterparties that had the right to sell or repledge:
Debt securities:
Trading	$86,142	62,537
Available-for-sale	3,078	5,055
Equity securities	9,774	2,683
All other assets	461	495
Total assets pledged to counterparties that had the right to sell or repledge	99,455	70,770
Pledged to counterparties that did not have the right to sell or repledge:
Debt securities:
Trading	5,121	2,757
Available-for-sale	97,025	64,511
Held-to-maturity	213,829	246,218
Loans	485,701	445,092
Equity securities	2,150	1,502
All other assets	853	1,195
Total assets pledged to counterparties that did not have the right to sell or repledge	804,679	761,275
Total pledged assets	$904,134	832,045
Collateral Accepted
We receive financial assets as collateral that we are permitted to sell or repledge. This collateral is obtained in connection with securities purchased under resale agreements and securities borrowing transactions, customer margin loans, and derivative contracts. We may use this collateral in connection with securities sold under repurchase agreements and securities lending transactions, derivative contracts, and short sales. At December 31, 2024 and December 31, 2023, the fair value of this collateral received that we have the right to sell or repledge was $288.7 billion and $216.6 billion, respectively, of which $142.2 billion and $103.3 billion, respectively, were sold or repledged.